Approval of Financial Statements	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Approval of Financial Statements
2.	APPROVAL OF FINANCIAL STATEMENTS
  The consolidated financial statements were approved for issue by the management on March 23, 2020.